Long-term debt (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	May 14, 2021
Long-term debt
Total borrowings	$ 227,349	$ 64,115
Current portion of long-term debt	72,090	10,179
Long-term debt, noncurrent	155,259	53,936
Borrowings interest rate			10.00%
The government assistance loan maturing by December 31, 2025
Long-term debt
Total borrowings	$ 39,342	36,972
Borrowings interest rate	5.00%
Term loan maturing April 2024
Long-term debt
Total borrowings		$ 27,143
Borrowings interest rate	5.80%
Monthly instalments	$ 848
Term loan maturing January 2025
Long-term debt
Total borrowings	188,007
Monthly instalments	$ 7,372
Term loan maturing January 2025 | Minimum.
Long-term debt
Borrowings interest rate	9.44%
Term loan maturing January 2025 | Maximum.
Long-term debt
Borrowings interest rate	10.71%